Note 6 Income Taxes - Schedule of Income Tax Benefit (Provision) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current	$ (1,563,000)	$ (895,000)
Deferred	(576,000)	(602,000)
Change in valuation allowance	2,139,000	1,497,000
[Net tax benefit]	$ 0	$ 0